COMMONWEALTH SHAREHOLDER SERVICES, INC.
                1500 Forest Avenue, Suite 223, Richmond, VA 23229
                         804-285-8211 - FAX 804-285-8251



June 29, 1999


Via EDGAR



Filing Desk
U.S. Securities &Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE;      Monument Series Fund, Inc.
                  File Number 333-26223 and 811-8199

Gentlemen:

Transmitted herewith for electronic filing, please find enclosed pursuant to Rule 497(e) a copy of the Supplement to the Prospectus for Monument Internet Fund series of Monument Series Fund, Inc.

This supplement dated June 29, 1999 to the prospectus dated May 1, 1999 adds a new class of investors who may purchase shares of the Monument Internet Fund without paying a sales charge.

Sincerely,





s/s Darryl S. Peay
Darryl S. Peay
Vice President






                           MONUMENT SERIES FUND, INC.
                             MONUMENT INTERNET FUND

                 Supplement to the Prospectus dated May 1, 1999
                        Date of Supplement: June 29, 1999

On page 9 of the prospectus of Monument Series Fund, Inc., dated May 1, 1999 add a new class of investors who may purchase shares of the Monument Internet Fund ("Internet Fund") without paying a sales charge, as follows:

(ii) shareholders of any registered investment company that invests primarily in a portfolio of securities of Internet company equity securities or technology equity securities ("Qualifying Fund") who invested in the Qualifying Fund no later than July 28, 1999 and who, by 4 p.m. August 2, 1999 initiate a purchase transaction in the Internet Fund. A purchase transaction will be deemed to have been initiated when the Internet Fund, its transfer agent or a financial intermediary authorized to do business with Monument Series Fund, Inc. receives a signed application to open an account with the Internet Fund, along with a draft, check, or wire from the Qualifying Fund, representing the proceeds of shares redeemed or sold of the Qualifying Fund or an authorization to redeem or sell shares of the Qualifying Fund and transfer the proceeds to the Monument Internet Fund.